Other Long-Term Assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Assets	Other Long-Term Assets

	2025	2024
Long-term prepayments, contracts and other (1)	$419	$313
Prepaid cost of service tolls	229	166
Long-term inventory	291	204
Risk management (note 18)	—	13
	939	696
Less: current portion	70	76
	$869	$620
(1)Includes physical product sales contracts, interest on Petroleum Revenue Tax ("PRT") and corporate tax recoveries in the North Sea (note 6), and the unamortized cost of contributions to the Company's employee bonus program.
INVESTMENT IN NORTH WEST REDWATER PARTNERSHIP
The Company has a 50% equity investment in NWRP. NWRP operates a bitumen upgrader and refinery with an output capacity of approximately 80,000 barrels per day. The refinery processes approximately 50,000 barrels per day of bitumen feedstock, including 12,500 barrels per day of bitumen feedstock for the Company (25% toll payer) and 37,500 barrels per day of bitumen feedstock for the Alberta Petroleum Marketing Commission ("APMC") (75% toll payer), an agent of the Government of Alberta. The Company is unconditionally obligated to pay its 25% pro rata share of the debt component of the monthly fee-for-service toll over the 40-year tolling period until 2058 (note 19). Sales of diesel and other refined products and associated refining tolls are recognized in the Midstream and Refining segment (note 21).
As at December 31, 2025, NWRP had $1,583 million (December 31, 2024 – $1,459 million) outstanding under its unsecured commercial paper program. NWRP has a $1,900 million syndicated credit facility that reserves capacity for amounts outstanding under its commercial paper program and for a debt service reserve equal to six months of anticipated facility interest and fees. As at December 31, 2025, the facility was undrawn.
During 2025, NWRP repaid and cancelled $250 million of the non-revolving portion of the syndicated credit facility.
During 2024, NWRP amended its syndicated credit facility to extend the revolving portion originally maturing June 2025 to June 2027, and reduce the authorized limit on the revolving portion by $275 million to $1,900 million. In 2024, NWRP repaid $657 million on its non-revolving facility, and reduced the authorized limit to $250 million.
As at December 31, 2025, NWRP had $8,750 million in long-term notes outstanding (December 31, 2024 – $8,750 million).
During 2024, NWRP repaid $500 million of 3.20% series A bonds. Additionally, in 2024 NWRP issued $700 million of 4.85% series P bonds due June 2034 and $600 million of 5.08% series Q bonds due June 2054.
NWRP also has short-term borrowings under a $300 million syndicated credit facility ("demand operating facility") (December 31, 2024 – $300 million). As at December 31, 2025, NWRP had borrowings of $50 million under the demand operating facility (December 31, 2024 – $103 million).
The assets, liabilities, partners' equity, product sales, and equity income related to NWRP at December 31, 2025 and 2024 were comprised as follows:

	2025	2024
Current assets	$493	$535
Non-current assets	$10,298	$10,286
Current liabilities	$2,953	$2,082
Non-current liabilities	$8,829	$9,757
Partners' equity	$(991)	$(1,018)
Partners' equity at Company's 50% interest	$(496)	$(509)
Revenue (1)	$1,365	$1,490
Net income (2)	$26	$92
(1)Included in NWRP's revenue for 2025 is $315 million (2024 – $325 million) related to the Company's 25% share of the refining toll.
(2)Included in the net income for 2025 is the impact of depreciation and amortization expense of $265 million (2024 – $346 million) and interest and other financing expense of $457 million (2024 – $502 million).
The carrying value of the Company's interest in NWRP is $nil, and as at December 31, 2025, the cumulative unrecognized share of the equity loss and partnership distributions from NWRP was $496 million (2024 – $509 million). The Company's recovery of unrecognized equity losses from NWRP for 2025 was $13 million (2024 – recovery of its share of unrecognized equity losses of $46 million; 2023 – unrecognized equity loss of $4 million).